Description of Organization and Business Operations (Details) - Schedule of Restatement Financial Statements - USD ($)	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current assets	$ 57,702	$ 111,619	$ 518,253
Non-current assets	28,508,214	27,910,976	81,039,102
Current liabilities	3,226,185	2,631,116	1,485,720
Non-current liabilities	$ 2,412,500	2,362,500	2,362,500
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current assets		28,022,595	81,557,355
Non-current assets
Current liabilities		4,993,616	3,848,220
Non-current liabilities
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current assets		(27,910,976)	(81,039,102)
Non-current assets		27,910,976	81,039,102
Current liabilities		(2,362,500)	(2,362,500)
Non-current liabilities		$ 2,362,500	$ 2,362,500